Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Estimated Cost to be Incurred to Complete Contstruction	$ 1,523,025		$ 1,440,690
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	28,291,911	29,366,754	28,663,754	29,663,947
Allowance for doubtful accounts	$ 74,070		$ 62,249	$ 47,927	$ 4,892
Advertising costs			21,569	85,528
Depreciation expense			$ 475,784	$ 258,162
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	16,567,326	18,667,326	17,567,326	19,530,441
Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	11,724,585	10,699,428	11,096,428	10,133,506